Loan Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Loan Payable [Abstract]
Schedule of Outstanding Convertible Note

The table below summarizes the outstanding Convertible Notes as of June 30, 2025 and December 31, 2024:

	June 30, 2025	December 31, 2024
Principal value of Convertible Notes (1)	$20,888,741	$17,836,864
Debt discount, net of amortization(2)	(2,746,259)	(3,750,932)
Convertible Notes payable	$18,142,482	$14,085,932

(1)

Includes $18,154,462, $0, $1,898,120 and $836,159 of principal for the December 2023, August 2024, January 2025 and June 2025 Convertible Notes at June 30, 2025, respectively.

Includes $16,644,699, $1,192,165, $0, and $0 of principal for the December 2023, August 2024, January 2025 and June 2025 Convertible Notes at December 31, 2024, respectively.

(2)

Includes $2,532,517, $0, $138,828 and $79,914 of debt discount for the December 2023, August 2024, January 2025 and June 2025 Convertible Notes at June 30, 2025, respectively.

Includes $3,419,065, $331,867, $0 and $0 of debt discount for the December 2023, August 2024, January 2025 and June 2025 Convertible Notes at December 31, 2024, respectively.

The table below summarizes the outstanding Convertible Note as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
	As Restated
Principal value of Convertible Note (1)	$17,836,864	$15,819,209
Debt discount, net of amortization (2)	(3,750,932)	(5,164,765)
Convertible Note payable	$14,085,932	$10,654,444

(1)	Includes $16,644,699 and $15,819,209 of principal for the December 2023 Convertible Note as of December 31, 2024 and 2023, respectively and $1,192,165 and $0 of principal for the August 2024 Convertible Note as of December 31, 2024 and 2023, respectively.

(2)	Includes $3,419,065 and $5,164,765 of debt discount for the December 2023 Convertible Note as of December 31, 2024 and 2023, respectively and $331,867 and $0 of debt discount for the August 2024 Convertible Note as of December 31, 2024 and 2023, respectively.

Schedule of Disaggregation of Interest Expense

The table below presents the disaggregation of interest expense for the three and six months ended June 30, 2025:

	Three months ended June 30, 2025	Six months ended June 30, 2025
Contractual interest expense	$1,620,186	$2,756,792
Debt discount and issuance cost amortization	485,162	1,205,535
Total	$2,105,348	$3,962,327

The table below presents the disaggregation of interest expense for the years ended December 31, 2024 and 2023:

	Year ended December 31, 2024	Year ended December 31, 2023
Contractual interest expense	$3,459,439	$561,095
Debt discount amortization	753,904	49,433
Debt issuance cost amortization	1,042,141	42,901
Finance costs and other	14,920	-
Total	$5,270,404	$653,429